Convertible Securities Payable (Details) - USD ($)		12 Months Ended
	Apr. 24, 2025	Dec. 31, 2025	Dec. 16, 2025	Dec. 11, 2025	May 30, 2025	Apr. 22, 2025	Oct. 31, 2024	Dec. 31, 2023
Convertible Securities Payable [Line Items]
Net proceeds	$ 1,250,000	$ 4,250,000
Principal amount	1,357,500			$ 16,070,000
Original issue discount	87,500	297,500		1,050,000
Transaction costs	$ 20,000
Ordinary shares (in Shares)					1,750,000
Pre-delivery at per share (in Dollars per share)					$ 0.0001
Par value (in Dollars per share)					$ 13,618,411		$ 4	$ 0.001
Share exchange value		$ 5,103,548
Transaction expenses				$ 20,000
Streeterville paid			$ 3,000,000
Deposit account			$ 12,000,000
Top of range [Member]
Convertible Securities Payable [Line Items]
Exchange Price (in Dollars per share)		$ 0.2707
Bottom of range [Member]
Convertible Securities Payable [Line Items]
Exchange Price (in Dollars per share)		$ 0.931
Avondale [Member]
Convertible Securities Payable [Line Items]
Aggregate amount						$ 10,000,000